UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22796

Fidelity Merrimack Street Trust

(Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts 02210

(Address of principal executive offices) (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts 02210

(Name and address of agent for service)

Registrant’s telephone number, including area code: 617-563-7000

Date of fiscal year end: August 31

Date of reporting period: May 31, 2018

Item 1.	Schedule of Investments

Quarterly Holdings Report

for

Fidelity® Corporate Bond ETF

May 31, 2018

T12-QTLY-0718

1.9862233.103

Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 92.4%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.3%
Automobiles – 0.3%
Ford Motor Co. 5.291% 12/8/46	$130,000	$124,868
General Motors Co. 5.40% 4/1/48	60,000	58,603

		183,471

Hotels, Restaurants & Leisure – 0.5%
McDonald’s Corp. 4.875% 12/9/45	310,000	330,579

Household Durables – 0.9%
DR Horton, Inc. 2.55% 12/1/20	97,000	95,312
Toll Brothers Finance Corp.:
4.35% 2/15/28	352,000	317,152
4.375% 4/15/23	227,000	223,595

		636,059

Internet & Direct Marketing Retail – 0.6%
Amazon.com, Inc.:
2.80% 8/22/24 (a)	101,000	97,760
4.25% 8/22/57 (a)	148,000	147,492
4.80% 12/5/34	176,000	195,259

		440,511

Media – 1.0%
21st Century Fox America, Inc.:
3.00% 9/15/22	27,000	26,501
4.75% 11/15/46	176,000	182,971
Comcast Corp. 4.50% 1/15/43	270,000	257,445
Time Warner Cable, Inc.:
4.50% 9/15/42	53,000	44,511
5.875% 11/15/40	134,000	135,083

		646,511

Multiline Retail – 0.5%
Dollar Tree, Inc. 4.00% 5/15/25	345,000	343,282

Specialty Retail – 0.5%
O’Reilly Automotive, Inc. 4.35% 6/1/28	350,000	350,568

TOTAL CONSUMER DISCRETIONARY		2,930,981

CONSUMER STAPLES – 4.7%
Beverages – 1.7%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	264,000	261,488
4.70% 2/1/36	183,000	187,754
4.90% 2/1/46	585,000	607,260
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	73,000	72,421

		1,128,923

	Principal Amount	Value
Food & Staples Retailing – 1.6%
CVS Health Corp.:
1.90% 7/20/18	$50,000	$49,964
2.80% 7/20/20	50,000	49,644
3 month U.S. LIBOR + 0.720% 3.047% 3/9/21 (b)(c)	180,000	181,176
3.35% 3/9/21	111,000	111,215
4.10% 3/25/25	147,000	147,066
4.78% 3/25/38	208,000	206,323
4.875% 7/20/35	134,000	135,723
5.125% 7/20/45	222,000	228,906

		1,110,017

Food Products – 0.5%
General Mills, Inc.:
3 month U.S. LIBOR + 0.540% 2.893% 4/16/21 (b)(c)	202,000	202,400
3.20% 4/16/21	26,000	25,947
3.70% 10/17/23	120,000	119,750

		348,097

Tobacco – 0.9%
Altria Group, Inc. 2.85% 8/9/22	182,000	178,243
BAT Capital Corp. 4.54% 8/15/47 (a)	197,000	186,198
Reynolds American, Inc.:
4.45% 6/12/25	176,000	178,040
5.85% 8/15/45	88,000	97,711

		640,192

TOTAL CONSUMER STAPLES		3,227,229

CONSUMER, NON-CYCLICAL – 1.8%
Health Care Providers & Services – 0.5%
McKesson Corp. 3.95% 2/16/28	373,000	364,139

Oil, Gas & Consumable Fuels – 0.1%
MPLX LP 4.875% 12/1/24	30,000	31,257

Pharmaceuticals – 1.2%
Teva Pharmaceutical Finance Netherlands III BV 2.80% 7/21/23	964,000	824,847

TOTAL CONSUMER, NON-CYCLICAL		1,220,243

ENERGY – 15.4%
Oil, Gas & Consumable Fuels – 13.7%
Anadarko Finance Co. 7.50% 5/1/31	12,000	15,056
Anadarko Petroleum Corp.:
3.45% 7/15/24	440,000	427,218
5.55% 3/15/26	176,000	190,392
6.60% 3/15/46	88,000	109,151

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Antero Resources Corp. 5.00% 3/1/25	$264,000	$262,268
Apache Corp. 4.25% 1/15/44	113,000	103,592
Canadian Natural Resources Ltd.:
3.90% 2/1/25	458,000	455,345
4.95% 6/1/47	134,000	141,786
Cenovus Energy, Inc.:
3.00% 8/15/22	285,000	273,704
4.25% 4/15/27	222,000	213,248
5.20% 9/15/43	58,000	55,261
5.70% 10/15/19	50,000	51,435
ConocoPhillips 6.50% 2/1/39	352,000	454,487
ConocoPhillips Holding Co. 6.95% 4/15/29	196,000	244,530
Continental Resources, Inc. 5.00% 9/15/22	264,000	268,004
DCP Midstream Operating LP 3 month U.S. LIBOR + 3.850% 5.85% 5/21/43 (a)(b)(c)	352,000	325,494
Empresa Nacional del Petroleo 4.50% 9/14/47 (a)	200,000	176,500
Enable Midstream Partners LP 4.40% 3/15/27	222,000	215,038
Enbridge, Inc.:
4.25% 12/1/26	14,000	14,029
5.50% 12/1/46	114,000	124,191
Encana Corp.:
3.90% 11/15/21	440,000	444,219
7.20% 11/1/31	228,000	277,234
8.125% 9/15/30	134,000	174,647
EnLink Midstream Partners LP 2.70% 4/1/19	227,000	226,155
EQT Corp.:
2.50% 10/1/20	59,000	57,790
3.00% 10/1/22	440,000	425,790
3.90% 10/1/27	285,000	270,745
Exxon Mobil Corp. 4.114% 3/1/46	114,000	116,182
Kinder Morgan Energy Partners LP 5.00% 10/1/21	210,000	218,438
Kinder Morgan, Inc. 3.05% 12/1/19	264,000	264,022
Magellan Midstream Partners LP 4.20% 10/3/47	197,000	187,157
Petroleos Mexicanos:
5.35% 2/12/28 (a)	394,000	369,966
6.35% 2/12/48 (a)	277,000	252,070
6.50% 3/13/27	200,000	203,650

	Principal Amount	Value
6.75% 9/21/47	$127,000	$120,002
6.875% 8/4/26	75,000	79,119
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	123,000	121,261
Schlumberger Holdings Corp. 3.625% 12/21/22 (a)	134,000	134,207
Spectra Energy Partners LP 3.375% 10/15/26	138,000	128,620
Suncor Energy, Inc. 6.85% 6/1/39	86,000	113,150
The Williams Companies., Inc. 5.75% 6/24/44	227,000	237,783
Western Gas Partners LP 5.375% 6/1/21	394,000	409,852
Williams Partners LP 3.35% 8/15/22	373,000	366,148

		9,318,936

Pipeline – 1.7%
Boardwalk Pipelines LP 3.375% 2/1/23	482,000	466,168
Cheniere Corpus Christi Holdings LLC 5.875% 3/31/25	85,000	88,719
Enterprise Products Operating LLC:
4.85% 3/15/44	176,000	179,369
4.90% 5/15/46	155,000	159,287
Sunoco Logistics Partners Operations LP:
4.00% 10/1/27	222,000	209,002
5.40% 10/1/47	96,000	89,755

		1,192,300

TOTAL ENERGY		10,511,236

FINANCIALS – 34.4%
Banks – 16.9%
Bank of America Corp.:
3 month U.S. LIBOR + 0.930% 2.816% 7/21/23 (b)(c)	725,000	703,170
3 month U.S. LIBOR + 1.160% 3.124% 1/20/23 (b)(c)	482,000	475,379
3 month U.S. LIBOR + 1.512% 3.705% 4/24/28 (b)(c)	222,000	214,080
4.20% 8/26/24	227,000	228,891
4.25% 10/22/26	40,000	39,956
4.45% 3/3/26	50,000	50,421
Barclays PLC:
3.684% 1/10/23	400,000	392,173
4.836% 5/9/28	415,000	392,083
BPCE SA 4.875% 4/1/26 (a)	500,000	502,332
CIT Group, Inc.:
3.875% 2/19/19	186,500	187,199

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
6.125% 3/9/28	$113,000	$115,543
Citigroup, Inc.:
2.70% 10/27/22	466,000	449,418
4.05% 7/30/22	352,000	356,739
4.40% 6/10/25	352,000	352,471
Citizens Bank N.A. 2.25% 10/30/20	550,000	537,747
Citizens Financial Group, Inc. 4.35% 8/1/25	129,000	128,677
Compass Bank 2.875% 6/29/22	250,000	241,901
Credit Suisse Group Funding Guernsey Ltd. 4.55% 4/17/26	250,000	251,961
Discover Bank 3.20% 8/9/21	756,000	746,991
Fifth Third Bancorp 8.25% 3/1/38	150,000	207,964
HSBC Holdings PLC 3 month U.S. LIBOR + 1.546% 4.041% 3/13/28 (b)(c)	500,000	489,944
Huntington Bancshares, Inc. 4.00% 5/15/25	350,000	351,766
Intesa Sanpaolo SpA:
3.375% 1/12/23 (a)	250,000	234,123
5.017% 6/26/24 (a)	500,000	455,906
JPMorgan Chase & Co.:
4.125% 12/15/26	264,000	262,575
4.95% 6/1/45	176,000	181,770
Lloyds Banking Group PLC 2.907% 11/7/23 (c)	500,000	477,525
Royal Bank of Scotland Group PLC 6.00% 12/19/23	360,000	382,041
Santander Holdings USA, Inc. 3.40% 1/18/23	482,000	466,484
Synchrony Bank 3.00% 6/15/22	250,000	241,132
Synovus Financial Corp. 3.125% 11/1/22	351,000	338,708
The Bank of Nova Scotia 4.50% 12/16/25	264,000	264,286
UBS Group Funding Switzerland AG 3.491% 5/23/23 (a)	350,000	344,566
US Bancorp 3.10% 4/27/26	222,000	209,274
Wells Fargo & Co. 4.65% 11/4/44	176,000	170,188

		11,445,384

	Principal Amount	Value
Capital Markets – 5.3%
Ares Capital Corp. 4.25% 3/1/25	$352,000	$342,048
Credit Suisse Group AG:
3.574% 1/9/23 (a)	250,000	246,280
3.869% 1/12/29 (a)(c)	500,000	470,401
Goldman Sachs Group, Inc.:
2.905% 7/24/23 (c)	616,000	595,583
3.50% 11/16/26	170,000	161,205
3.75% 5/22/25 to 2/25/26	356,000	346,651
3.85% 7/8/24	227,000	225,998
Morgan Stanley:
2.50% 4/21/21	176,000	172,223
3.625% 1/20/27	176,000	169,836
4.875% 11/1/22	360,000	375,312
5.50% 7/28/21	228,000	242,275
S&P Global, Inc.:
3.30% 8/14/20	129,000	129,606
4.00% 6/15/25	142,000	143,254

		3,620,672

Consumer Finance – 2.7%
Ally Financial, Inc. 4.75% 9/10/18	360,000	361,260
Capital One Financial Corp. 2.50% 5/12/20	222,000	219,134
Discover Financial Services 5.20% 4/27/22	343,000	358,615
Ford Motor Credit Co. LLC:
3.339% 3/28/22	300,000	295,301
5.875% 8/2/21	352,000	374,722
Hyundai Capital America 2.875% 8/9/18 (a)	222,000	222,070

		1,831,102

Diversified Financial Services – 4.0%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	450,000	435,681
Aon PLC 4.75% 5/15/45	141,000	140,211
Deutsche Bank AG:
2.70% 7/13/20	394,000	385,856
4.875% 12/1/32 (c)	283,000	242,469
GE Capital International Funding Co. Unlimited Co. 4.418% 11/15/35	300,000	287,333
General Motors Financial Co., Inc. 3.10% 1/15/19	264,000	264,408
International Lease Finance Corp. 4.625% 4/15/21	352,000	362,406
Moody’s Corp.:
2.625% 1/15/23	326,000	313,749
2.75% 12/15/21	11,000	10,784

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Diversified Financial Services – continued
UniCredit SpA 3.75% 4/12/22 (a)	$300,000	$288,131

		2,731,028

Insurance – 5.5%
American International Group, Inc.:
4.50% 7/16/44	264,000	247,752
5.75% 4/1/48 (c)	352,000	347,160
AXA Equitable Holdings, Inc. 4.35% 4/20/28 (a)	350,000	342,490
Marsh & McLennan Companies, Inc. 4.05% 10/15/23	210,000	214,020
Massachusetts Mutual Life Insurance Co. 4.50% 4/15/65 (a)	61,000	58,791
Pacific LifeCorp. 5.125% 1/30/43 (a)	270,000	287,899
The Guardian Life Insurance Co. of America 4.85% 1/24/77 (a)	264,000	264,032
The Hartford Financial Services Group, Inc. 5.125% 4/15/22	330,000	350,991
Unum Group 4.00% 3/15/24	601,000	603,019
Voya Financial, Inc.:
3.65% 6/15/26	222,000	212,754
4.70% 1/23/48 (a)(c)	362,000	315,581
4.80% 6/15/46	176,000	175,794
5.70% 7/15/43	56,000	62,107
Willis North America, Inc. 3.60% 5/15/24	280,000	271,705

		3,754,095

TOTAL FINANCIALS		23,382,281

HEALTH CARE – 4.5%
Health Care Equipment & Supplies – 2.5%
Abbott Laboratories 4.75% 11/30/36	177,000	185,833
Becton Dickinson and Co. 3.70% 6/6/27	560,000	532,585
Cardinal Health, Inc.:
4.60% 3/15/43	212,000	196,756
4.90% 9/15/45	98,000	94,903
Shire Acquisitions Investments Ireland DAC:
2.875% 9/23/23	394,000	371,693
3.20% 9/23/26	352,000	323,113

		1,704,883

	Principal Amount	Value
Health Care Providers & Services – 1.4%
Anthem, Inc.:
3.30% 1/15/23	$49,000	$48,415
3.35% 12/1/24	352,000	341,692
UnitedHealth Group, Inc.:
3.75% 7/15/25 to 10/15/47	356,000	340,158
4.75% 7/15/45	198,000	215,357

		945,622

Pharmaceuticals – 0.6%
Allergan Funding SCS:
3.00% 3/12/20	290,000	288,520
4.55% 3/15/35	141,000	134,767

		423,287

TOTAL HEALTH CARE		3,073,792

INDUSTRIALS – 6.1%
Aerospace & Defense – 1.6%
Lockheed Martin Corp. 4.09% 9/15/52	146,000	138,811
Northrop Grumman Corp.:
2.93% 1/15/25	730,000	694,461
4.03% 10/15/47	290,000	271,932

		1,105,204

Air Freight & Logistics – 0.9%
CH Robinson Worldwide, Inc. 4.20% 4/15/28	345,000	341,516
FedEx Corp. 4.05% 2/15/48	310,000	283,208

		624,724

Airlines – 1.8%
American Airlines Pass Through Trust:
3.70% 4/15/27	746,000	725,580
3.75% 4/15/27	252,334	243,199
Delta Air Lines, Inc. 3.40% 4/19/21	104,000	104,132
United Airlines Pass Through Trust 4.60% 9/1/27	128,000	127,514

		1,200,425

Building Products – 0.5%
CRH America Finance, Inc. 3.95% 4/4/28 (a)	350,000	338,286

Electronic Equipment, Instruments & Components – 0.6%
Hubbell, Inc. 3.50% 2/15/28	394,000	378,253

Industrial Conglomerates – 0.7%
Ingersoll-Rand Global Holding Co. Ltd. 3.75% 8/21/28	362,000	352,357
Roper Technologies, Inc.:
2.80% 12/15/21	59,000	57,960

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Industrial Conglomerates – continued
3.80% 12/15/26	$61,000	$59,911

		470,228

TOTAL INDUSTRIALS		4,117,120

INFORMATION TECHNOLOGY – 3.3%
Semiconductors & Semiconductor Equipment – 0.9%
Applied Materials, Inc. 4.35% 4/1/47	222,000	226,578
Microchip Technology, Inc. 3.922% 6/1/21 (a)	362,000	363,832

		590,410

Software – 0.4%
Microsoft Corp. 4.25% 2/6/47	285,000	301,154

Technology Hardware, Storage & Peripherals – 2.0%
Apple, Inc. 3.75% 9/12/47	264,000	249,753
Dell International LLC / EMC Corp.:
4.42% 6/15/21 (a)	196,000	199,460
6.02% 6/15/26 (a)	134,000	141,327
Hewlett Packard Enterprise Co. 4.40% 10/15/22	736,000	759,795

		1,350,335

TOTAL INFORMATION TECHNOLOGY		2,241,899

MATERIALS – 1.5%
Chemicals – 1.2%
LYB International Finance BV 4.875% 3/15/44	197,000	199,467
The Mosaic Co. 4.25% 11/15/23	570,000	576,098

		775,565

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(c)	200,000	217,600
Vale Overseas Ltd. 6.875% 11/10/39	7,000	7,962

		225,562

TOTAL MATERIALS		1,001,127

REAL ESTATE – 3.2%
Equity Real Estate Investment Trusts (REITs) – 2.1%
DDR Corp. 4.625% 7/15/22	310,000	319,823
Hudson Pacific Properties LP 3.95% 11/1/27	222,000	209,380
Kimco Realty Corp. 3.30% 2/1/25	269,000	256,322

	Principal Amount	Value
Lexington Realty Trust 4.40% 6/15/24	$227,000	$224,901
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	248,000	246,608
4.50% 1/15/25	176,000	171,855

		1,428,889

Real Estate Management & Development – 1.1%
Corporate Office Properties LP:
3.60% 5/15/23	176,000	171,631
3.70% 6/15/21	373,000	372,622
Mack-Cali Realty LP 4.50% 4/18/22	227,000	221,397

		765,650

TOTAL REAL ESTATE		2,194,539

TELECOMMUNICATION SERVICES – 4.5%
Diversified Telecommunication Services – 2.2%
AT&T, Inc.:
4.50% 5/15/35 to 3/9/48	543,000	486,155
4.75% 5/15/46	62,000	57,059
5.45% 3/1/47	88,000	88,813
5.55% 8/15/41	197,000	203,173
Verizon Communications, Inc.:
4.522% 9/15/48	440,000	404,013
4.862% 8/21/46	285,000	274,676

		1,513,889

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	349,000	324,162

Wireless Telecommunication Services – 1.8%
Rogers Communications, Inc. 4.30% 2/15/48	243,000	235,132
Vodafone Group PLC:
4.125% 5/30/25	340,000	339,127
4.375% 5/30/28	650,000	644,735

		1,218,994

TOTAL TELECOMMUNICATION SERVICES		3,057,045

UTILITIES – 8.7%
Electric Utilities – 5.3%
Cleco Corporate Holdings LLC 3.743% 5/1/26	410,000	387,520
DPL, Inc.:
6.75% 10/1/19	154,000	159,582
7.25% 10/15/21	270,000	294,300
Duke Energy Indiana, Inc. 4.90% 7/15/43	88,000	98,063
Duquesne Light Holdings, Inc. 3.616% 8/1/27 (a)	90,000	85,759

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
Emera US Finance LP 3.55% 6/15/26	$482,000	$457,103
Eversource Energy 2.90% 10/1/24	310,000	294,554
Exelon Corp.:
3.40% 4/15/26	440,000	420,837
3.497% 6/1/22	645,000	638,994
3.95% 6/15/25	30,000	29,825
Florida Gas Transmission Co. LLC 4.35% 7/15/25 (a)	134,000	136,834
IPALCO Enterprises, Inc. 3.45% 7/15/20	52,000	51,480
ITC Holdings Corp. 2.70% 11/15/22 (a)	89,000	86,328
Puget Energy, Inc. 3.65% 5/15/25	464,000	454,145

		3,595,324

Gas Utilities – 0.3%
Southern Co. Gas Capital Corp. 4.40% 5/30/47	176,000	174,992

Multi-Utilities – 3.1%
Dominion Energy, Inc.:
2.579% 7/1/20	86,000	84,758
4.104% 4/1/21 (c)	222,000	225,273
Duke Energy Corp. 2.65% 9/1/26	440,000	399,507
Florida Power & Light Co. 3 month U.S. LIBOR + 0.280% 2.643% 11/6/20 (b)(c)	152,000	152,007
NiSource Finance Corp.:
2.65% 11/17/22	127,000	122,649
3.49% 5/15/27	176,000	168,924
3.85% 2/15/23	440,000	443,586
Public Service Enterprise Group, Inc. 2.65% 11/15/22	99,000	95,499
Sempra Energy 3.80% 2/1/38	280,000	259,528
The Cleveland Electric Illuminating Co. 3.50% 4/1/28 (a)	196,000	186,702

		2,138,433

TOTAL UTILITIES		5,908,749

TOTAL NONCONVERTIBLE BONDS (Cost $64,882,794)		62,866,241

Foreign Government and Government Agency Obligations – 1.3%

Mexico Government International Bond 4.600% 2/10/48	325,000	294,612

	Principal Amount	Value
Qatar Government International Bond 3.875% 4/23/23 (a)	$200,000	$199,670
Saudi Government International Bond 4.000% 4/17/25 (a)	380,000	376,683

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $896,662)		870,965

Municipal Securities – 1.2%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	385,000	392,492
State of California 7.550% 4/1/39	280,000	417,004

TOTAL MUNICIPAL SECURITIES (Cost $822,153)		809,496

U.S. Treasury Obligations – 0.8%

U.S. Treasury Bonds 2.50% 2/15/46	580,000	523,722

TOTAL U.S. TREASURY OBLIGATIONS (Cost $520,792)		523,722

Asset-Backed Securities – 0.2%

Domino’s Pizza Master Issuer LLC 4.116% 7/25/48 (a)	129,000	130,367

Money Market Funds – 4.0%
	Shares

Fidelity Cash Central Fund, 1.76% (d) (Cost $2,737,745)	2,737,227	2,737,775

TOTAL INVESTMENT PORTFOLIO – 99.9% (Cost $69,989,146)		67,938,566

NET OTHER ASSETS (LIABILITIES) – 0.1%		94,025

NET ASSETS – 100.0%		$68,032,591

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $8,185,137 or 12.0% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

7	Quarterly Report

Investments (Unaudited) – continued

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$19,937

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$62,866,241	$—	$62,866,241	$—
Foreign Government and Government Agency Obligations	870,965	—	870,965	—
Municipal Securities	809,496	—	809,496	—
U.S. Treasury Obligations	523,722	—	523,722	—
Asset-Backed Securities	130,367	—	130,367	—
Money Market Funds	2,737,775	2,737,775	—	—

Total Investments in Securities:	$67,938,566	$2,737,775	$65,200,791	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

Quarterly Report	8

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

9	Quarterly Report

Quarterly Holdings Report

for

Fidelity® Limited Term Bond ETF

May 31, 2018

T13-QTLY-0718

1.9862237.103

Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

Nonconvertible Bonds – 75.8%
	Principal Amount	Value
CONSUMER DISCRETIONARY – 4.3%
Automobiles – 1.2%
BMW US Capital LLC:
2.15% 4/6/20 (a)	$306,000	$301,627
2.70% 4/6/22 (a)	246,000	240,238
Daimler Finance North America LLC:
2.25% 3/2/20 (a)	500,000	493,527
2.30% 2/12/21 (a)	200,000	194,969
2.45% 5/18/20 (a)	500,000	494,180
Volkswagen Group of America Finance LLC 2.40% 5/22/20 (a)	200,000	197,380
Volkswagen International Finance N.V. 2.125% 11/20/18 (a)	250,000	249,332

		2,171,253

Hotels, Restaurants & Leisure – 0.7%
McDonald’s Corp. 2.75% 12/9/20	1,249,000	1,246,574

Internet & Direct Marketing Retail – 0.1%
Amazon.com, Inc. 2.80% 8/22/24 (a)	221,000	213,911

Media – 2.3%
21st Century Fox America, Inc. 4.50% 2/15/21	605,000	625,163
CBS Corp. 2.30% 8/15/19	1,336,000	1,325,095
Comcast Corp.:
1.625% 1/15/22	236,000	222,752
5.15% 3/1/20	602,000	624,035
Time Warner Cable LLC 6.75% 7/1/18	228,000	228,644
Time Warner, Inc. 2.10% 6/1/19	1,190,000	1,181,658

		4,207,347

TOTAL CONSUMER DISCRETIONARY		7,839,085

CONSUMER STAPLES – 4.2%
Beverages – 0.7%
Anheuser-Busch InBev Finance, Inc. 2.65% 2/1/21	1,113,000	1,102,412
PepsiCo, Inc. 1.70% 10/6/21	228,000	219,228

		1,321,640

Food & Staples Retailing – 1.3%
Alimentation Couche-Tard, Inc. 2.35% 12/13/19 (a)	468,000	462,928
CVS Health Corp.:
2.80% 7/20/20	150,000	148,933
3.35% 3/9/21	598,000	599,156
3.70% 3/9/23	959,000	956,250

	Principal Amount	Value
The Kroger Co. 2.30% 1/15/19	$161,000	$160,772

		2,328,039

Food Products – 0.4%
General Mills, Inc. 3.20% 4/16/21	64,000	63,869
The JM Smucker Co. 2.50% 3/15/20	229,000	227,107
Tyson Foods, Inc. 2.65% 8/15/19	326,000	325,329

		616,305

Tobacco – 1.8%
BAT International Finance PLC:
1.85% 6/15/18 (a)	4,000	3,999
2.75% 6/15/20 (a)	1,045,000	1,035,234
Imperial Brands Finance PLC 2.05% 7/20/18 (a)	500,000	499,660
Philip Morris International, Inc. 1.875% 1/15/19 to 2/25/21	375,000	367,949
Reynolds American, Inc. 3.25% 6/12/20	1,402,000	1,402,780

		3,309,622

TOTAL CONSUMER STAPLES		7,575,606

CONSUMER, NON-CYCLICAL – 1.0%
Beverages – 0.3%
Diageo Capital PLC 3.00% 5/18/20	500,000	501,579

Health Care Providers & Services – 0.1%
Humana, Inc. 2.50% 12/15/20	146,000	143,753

Pharmaceuticals – 0.6%
GlaxoSmithKline Capital PLC 3.125% 5/14/21	405,000	405,977
Perrigo Finance Unlimited Co. 3.50% 12/15/21	211,000	209,402
Teva Pharmaceutical Finance Netherlands III BV:
1.70% 7/19/19	452,000	441,584
2.20% 7/21/21	172,000	157,965

		1,214,928

TOTAL CONSUMER, NON-CYCLICAL		1,860,260

ENERGY – 8.1%
Energy Equipment & Services – 0.6%
Schlumberger Holdings Corp. 2.35% 12/21/18 (a)	1,104,000	1,101,868

Oil, Gas & Consumable Fuels – 7.5%
Canadian Natural Resources Ltd. 3.45% 11/15/21	1,250,000	1,254,568

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
Cenovus Energy, Inc. 3.00% 8/15/22	$608,000	$583,902
Chevron Corp. 1.961% 3/3/20	3,000	2,966
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	60,000	60,000
3.30% 6/1/20	41,000	40,908
DCP Midstream Operating LP 2.70% 4/1/19	11,000	10,945
Enterprise Products Operating LLC:
2.80% 2/15/21	1,126,000	1,115,988
2.85% 4/15/21	1,022,000	1,012,819
EQT Corp. 2.50% 10/1/20	155,000	151,821
Exxon Mobil Corp. 2.222% 3/1/21	517,000	509,403
Kinder Morgan, Inc. 3.05% 12/1/19	1,187,000	1,187,100
MPLX LP 3.375% 3/15/23	229,000	226,049
Petroleos Mexicanos 6.375% 2/4/21	300,000	313,500
Plains All American Pipeline LP / PAA Finance Corp. 3.65% 6/1/22	1,255,000	1,237,258
Shell International Finance BV:
2.125% 5/11/20	676,000	668,122
2.25% 11/10/20	97,000	95,712
Total Capital International S.A.:
2.125% 1/10/19	1,048,000	1,045,074
2.75% 6/19/21	230,000	228,567
TransCanada PipeLines Ltd.:
2.125% 11/15/19	229,000	226,379
2.50% 8/1/22	234,000	225,566
3.125% 1/15/19	680,000	681,196
Western Gas Partners LP 5.375% 6/1/21	1,251,000	1,301,332
Williams Partners LP 3.60% 3/15/22	1,251,000	1,246,116

		13,425,291

TOTAL ENERGY		14,527,159

FINANCIALS – 33.1%
Banks – 15.2%
Bank of America Corp. 2.625% 10/19/20 to 4/19/21	2,435,000	2,397,158
Barclays PLC:
2.75% 11/8/19	554,000	551,018
3.25% 1/12/21	1,203,000	1,190,112

	Principal Amount	Value
BNP Paribas S.A. 2.375% 5/21/20	$500,000	$494,278
CIT Group, Inc. 3.875% 2/19/19	76,000	76,285
Citigroup, Inc.:
2.50% 7/29/19	1,693,000	1,688,783
2.65% 10/26/20	83,000	81,960
2.70% 10/27/22	1,251,000	1,206,484
Citizens Bank N.A. 2.55% 5/13/21	1,500,000	1,469,617
Credit Suisse AG 2.30% 5/28/19	1,000,000	995,629
Credit Suisse Group Funding Guernsey Ltd. 3.45% 4/16/21	1,500,000	1,502,372
Discover Bank:
3.20% 8/9/21	800,000	790,467
3.35% 2/6/23	250,000	245,248
Fifth Third Bancorp 2.875% 7/27/20	161,000	160,311
First Horizon National Corp. 3.50% 12/15/20	165,000	165,618
ING Groep N.V. 3.15% 3/29/22	250,000	245,471
Intesa Sanpaolo SpA 3.375% 1/12/23 (a)	725,000	678,958
JPMorgan Chase & Co.:
2.20% 10/22/19	304,000	301,793
2.25% 1/23/20	168,000	166,104
2.55% 10/29/20 to 3/1/21	2,788,000	2,739,817
2.75% 6/23/20	679,000	674,246
KeyCorp 2.90% 9/15/20	1,107,000	1,102,761
Mitsubishi UFJ Financial Group, Inc. 2.95% 3/1/21	868,000	861,247
Mizuho Bank Ltd. 2.40% 3/26/20 (a)	350,000	345,486
MUFG Bank Ltd. 2.30% 3/5/20 (a)	449,000	442,206
Regions Financial Corp.:
2.75% 8/14/22	666,000	644,930
3.20% 2/8/21	1,563,000	1,559,493
Royal Bank of Canada 2.35% 10/30/20	818,000	803,986
Santander Holdings USA, Inc. 3.40% 1/18/23	1,230,000	1,190,406
SunTrust Banks, Inc.:
2.50% 5/1/19	533,000	531,743
2.90% 3/3/21	402,000	398,055
Synovus Financial Corp. 3.125% 11/1/22	311,000	300,109

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
The Bank of Nova Scotia 2.35% 10/21/20	$150,000	$147,348
The Huntington National Bank 2.50% 8/7/22	250,000	241,025
Wells Fargo & Co.:
2.10% 7/26/21	1,000,000	963,340
2.60% 7/22/20	107,000	105,663

		27,459,527

Capital Markets – 4.6%
Goldman Sachs Group, Inc.:
2.625% 4/25/21	2,188,000	2,145,292
3.20% 2/23/23	1,251,000	1,224,585
Morgan Stanley:
2.375% 7/23/19	1,463,000	1,456,663
2.50% 4/21/21	157,000	153,631
2.625% 11/17/21	2,331,000	2,273,822
2.65% 1/27/20	513,000	509,913
4.875% 11/1/22	76,000	79,232
UBS AG 2.375% 8/14/19	400,000	398,008

		8,241,146

Consumer Finance – 4.8%
American Express Credit Corp. 2.25% 5/5/21	2,198,000	2,144,904
American Honda Finance Corp.:
1.70% 9/9/21	1,042,000	998,270
2.15% 3/13/20	224,000	221,030
Capital One Financial Corp. 3.20% 1/30/23	1,832,000	1,784,556
Caterpillar Financial Services Corp.:
1.80% 11/13/18	99,000	98,695
2.25% 12/1/19	230,000	228,439
Ford Motor Credit Co. LLC:
3.157% 8/4/20	1,045,000	1,040,695
3.339% 3/28/22	1,000,000	984,336
Hyundai Capital America:
2.00% 7/1/19 (a)	228,000	224,766
2.60% 3/19/20 (a)	150,000	147,755
Moody’s Corp. 2.75% 7/15/19	233,000	232,591
Synchrony Financial:
2.60% 1/15/19	171,000	170,719
3.00% 8/15/19	219,000	218,943
Toyota Motor Credit Corp. 2.60% 1/11/22	248,000	243,606

		8,739,305

Diversified Financial Services – 5.2%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30% 1/23/23	300,000	290,454

	Principal Amount	Value
Aon PLC 2.80% 3/15/21	$1,190,000	$1,172,149
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	18,000	17,932
BP Capital Markets PLC:
1.676% 5/3/19	77,000	76,319
2.237% 5/10/19	87,000	86,668
2.521% 1/15/20	1,047,000	1,042,405
Deutsche Bank AG:
2.50% 2/13/19	463,000	460,289
2.85% 5/10/19	172,000	170,426
3.15% 1/22/21	125,000	122,216
3.30% 11/16/22	1,250,000	1,188,304
General Motors Financial Co., Inc.:
3.20% 7/13/20	1,344,000	1,342,143
3.25% 1/5/23	1,042,000	1,013,904
4.20% 3/1/21	229,000	233,182
Intercontinental Exchange, Inc. 2.75% 12/1/20	241,000	239,928
International Lease Finance Corp. 5.875% 8/15/22	237,000	253,668
Moody’s Corp.:
2.625% 1/15/23	1,332,000	1,281,943
2.75% 12/15/21	43,000	42,155
UBS AG 2.45% 12/1/20 (a)	200,000	196,171
Washington Prime Group LP 3.85% 4/1/20	177,000	172,232

		9,402,488

Insurance – 3.3%
Aflac, Inc. 2.40% 3/16/20	228,000	226,259
American International Group, Inc.:
2.30% 7/16/19	221,000	219,645
3.30% 3/1/21	459,000	459,809
4.875% 6/1/22	1,178,000	1,235,254
Aon Corp. 5.00% 9/30/20	157,000	163,092
Liberty Mutual Group, Inc. 5.00% 6/1/21 (a)	599,000	624,905
Marsh & McLennan Cos., Inc.:
2.75% 1/30/22	1,191,000	1,163,089
4.80% 7/15/21	475,000	494,517
Nuveen Finance LLC 2.95% 11/1/19 (a)	147,000	146,646
Principal Life Global Funding II 2.20% 4/8/20 (a)	76,000	75,018
The Hartford Financial Services Group, Inc. 5.50% 3/30/20	953,000	992,671

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Unum Group 5.625% 9/15/20	$178,000	$187,152

		5,988,057

TOTAL FINANCIALS		59,830,523

HEALTH CARE – 5.8%
Biotechnology – 0.8%
Amgen, Inc.:
2.125% 5/1/20	177,000	174,384
2.20% 5/22/19	1,352,000	1,345,340

		1,519,724

Health Care Equipment & Supplies – 1.6%
Abbott Laboratories:
2.35% 11/22/19	59,000	58,664
2.90% 11/30/21	439,000	433,854
Becton Dickinson & Co.:
2.675% 12/15/19	164,000	163,093
2.894% 6/6/22	521,000	505,981
3 month U.S. LIBOR + 0.875% 2.944% 12/29/20 (b)(c)	292,000	292,732
Shire Acquisitions Investments Ireland DAC 2.40% 9/23/21	1,192,000	1,147,048
Zimmer Biomet Holdings, Inc. 3 month U.S. LIBOR + 0.750% 2.928% 3/19/21 (b)(c)	303,000	303,732

		2,905,104

Health Care Providers & Services – 1.6%
Anthem, Inc. 2.95% 12/1/22	149,000	144,925
Cardinal Health, Inc. 1.95% 6/15/18	220,000	219,939
Express Scripts Holding Co.:
2.60% 11/30/20	48,000	47,137
4.75% 11/15/21	1,129,000	1,170,437
UnitedHealth Group, Inc.:
2.125% 3/15/21	1,179,000	1,150,686
2.70% 7/15/20	219,000	218,352

		2,951,476

Pharmaceuticals – 1.8%
AbbVie, Inc. 2.50% 5/14/20	298,000	295,268
Allergan Funding SCS:
3.00% 3/12/20	461,000	458,647
3.45% 3/15/22	730,000	720,360
Mylan N.V.:
2.50% 6/7/19	245,000	243,403
3.15% 6/15/21	1,418,000	1,401,928

	Principal Amount	Value
Zoetis, Inc. 3.45% 11/13/20	$29,000	$29,184

		3,148,790

TOTAL HEALTH CARE		10,525,094

INDUSTRIALS – 3.2%
Aerospace & Defense – 0.7%
BAE Systems Holdings, Inc. 2.85% 12/15/20 (a)	451,000	446,401
Lockheed Martin Corp. 2.50% 11/23/20	327,000	323,210
Rockwell Collins, Inc. 1.95% 7/15/19	152,000	150,436
The Boeing Co. 1.65% 10/30/20	373,000	364,235

		1,284,282

Airlines – 0.7%
Delta Air Lines, Inc. 2.875% 3/13/20	1,327,000	1,319,410

Industrial Conglomerates – 0.7%
General Electric Co. 2.20% 1/9/20	511,000	506,267
Ingersoll-Rand Global Holding Co. Ltd. 2.90% 2/21/21	168,000	166,426
Roper Technologies, Inc.:
2.05% 10/1/18	226,000	225,724
2.80% 12/15/21	222,000	218,088
3.00% 12/15/20	154,000	153,341

		1,269,846

Trading Companies & Distributors – 1.1%
Air Lease Corp.:
2.50% 3/1/21	184,000	179,992
2.625% 7/1/22	1,332,000	1,279,324
3.375% 6/1/21	249,000	248,076
4.75% 3/1/20	171,000	175,332

		1,882,724

TOTAL INDUSTRIALS		5,756,262

INFORMATION TECHNOLOGY – 2.9%
Communications Equipment – 0.3%
Cisco Systems, Inc.:
1.40% 9/20/19	228,000	224,459
1.85% 9/20/21	228,000	220,031

		444,490

Electronic Equipment, Instruments & Components – 0.3%
Amphenol Corp.:
2.20% 4/1/20	306,000	302,132
3.20% 4/1/24	37,000	35,871
Tyco Electronics Group S.A. 2.35% 8/1/19	220,000	218,979

		556,982

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INFORMATION TECHNOLOGY – continued
IT Services – 0.1%
The Western Union Co. 3.65% 8/22/18	$160,000	$160,447
Xerox Corp. 2.75% 3/15/19	63,000	62,850

		223,297

Semiconductors & Semiconductor Equipment – 0.2%
Analog Devices, Inc. 2.85% 3/12/20	292,000	291,326

Software – 0.6%
Oracle Corp. 1.90% 9/15/21	1,192,000	1,152,424

Technology Hardware, Storage & Peripherals – 1.4%
Dell International LLC / EMC Corp.:
3.48% 6/1/19 (a)	1,099,000	1,103,219
4.42% 6/15/21 (a)	1,189,000	1,209,989
Hewlett Packard Enterprise Co. 2.85% 10/5/18	180,000	180,166

		2,493,374

TOTAL INFORMATION TECHNOLOGY		5,161,893

MATERIALS – 0.8%
Chemicals – 0.8%
Chevron Phillips Chemical Co. LLC / Chevron Phillips Chemical Co. LP 3.30% 5/1/23 (a)	181,000	180,862
The Mosaic Co. 3.25% 11/15/22	1,332,000	1,298,913

TOTAL MATERIALS		1,479,775

REAL ESTATE – 1.6%
Equity Real Estate Investment Trusts (REITs) – 1.3%
Boston Properties LP 3.20% 1/15/25	1,176,000	1,121,881
Brixmor Operating Partnership LP 3.875% 8/15/22	59,000	58,919
DDR Corp. 4.625% 7/15/22	237,000	244,509
Digital Realty Trust LP 3.40% 10/1/20	162,000	162,530
Federal Realty Investment Trust 2.55% 1/15/21	175,000	172,307
Healthcare Trust of America Holdings LP 2.95% 7/1/22	161,000	156,553
Omega Healthcare Investors, Inc. 4.375% 8/1/23	167,000	166,063
Simon Property Group LP 2.75% 6/1/23	219,000	211,795

		2,294,557

	Principal Amount	Value
Real Estate Management & Development – 0.3%
American Campus Communities Operating Partnership LP 3.35% 10/1/20	$36,000	$36,019
Brandywine Operating Partnership LP 3.95% 2/15/23	10,000	10,036
ERP Operating LP 2.375% 7/1/19	231,000	229,459
Ventas Realty LP 3.125% 6/15/23	34,000	33,027
Ventas Realty LP / Ventas Capital Corp. 2.70% 4/1/20	230,000	227,801

		536,342

TOTAL REAL ESTATE		2,830,899

TELECOMMUNICATION SERVICES – 3.2%
Diversified Telecommunication Services – 1.8%
AT&T, Inc.:
2.375% 11/27/18	150,000	149,958
2.45% 6/30/20	1,475,000	1,456,608
2.80% 2/17/21	679,000	670,611
British Telecommunications PLC 2.35% 2/14/19	200,000	199,312
Verizon Communications, Inc.:
2.625% 2/21/20	516,000	513,680
2.946% 3/15/22	220,000	216,101

		3,206,270

Media – 1.4%
Charter Communications Operating LLC / Charter Communications Operating Capital 3.579% 7/23/20	1,781,000	1,784,628
Discovery Communications LLC 2.95% 3/20/23	811,000	780,005

		2,564,633

TOTAL TELECOMMUNICATION SERVICES		5,770,903

UTILITIES – 7.6%
Electric Utilities – 3.4%
Berkshire Hathaway Energy Co.:
2.375% 1/15/21	186,000	182,518
2.80% 1/15/23	237,000	231,652
Duke Energy Corp. 1.80% 9/1/21	973,000	928,532
Emera US Finance LP:
2.15% 6/15/19	31,000	30,674
2.70% 6/15/21	1,104,000	1,076,148
Eversource Energy 2.50% 3/15/21	1,186,000	1,168,579
Exelon Corp.:
2.85% 6/15/20	244,000	242,534
3.497% 6/1/22	1,171,000	1,160,096

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Electric Utilities – continued
ITC Holdings Corp. 2.70% 11/15/22 (a)	$225,000	$218,246
Mississippi Power Co. 3 month U.S. LIBOR + 0.650% 2.942% 3/27/20 (b)(c)	168,000	168,083
NextEra Energy Capital Holdings, Inc. 1.649% 9/1/18	82,000	81,796
The Southern Co.:
1.85% 7/1/19	228,000	225,550
2.35% 7/1/21	236,000	229,616
Xcel Energy, Inc. 2.40% 3/15/21	97,000	95,083

		6,039,107

Independent Power and Renewable Electricity Producers – 0.6%
Southern Power Co. 2.375% 6/1/20	1,100,000	1,087,342

Multi-Utilities – 3.6%
American Electric Power Co., Inc. 2.15% 11/13/20	1,180,000	1,154,473
CenterPoint Energy, Inc. 2.50% 9/1/22	1,119,000	1,079,478
Consolidated Edison, Inc. 2.00% 5/15/21	475,000	459,180
Dominion Energy, Inc.:
2.00% 8/15/21	1,120,000	1,068,268
2.50% 12/1/19	231,000	229,241
NiSource Finance Corp. 2.65% 11/17/22	223,000	215,360
Public Service Enterprise Group, Inc.:
2.00% 11/15/21	387,000	368,435
2.65% 11/15/22	147,000	141,802
Sempra Energy:
1.625% 10/7/19	177,000	173,784
2.40% 3/15/20	1,043,000	1,030,546
2.85% 11/15/20	182,000	180,056
2.90% 2/1/23	40,000	39,050
Virginia Electric & Power Co. 2.75% 3/15/23	292,000	282,958
WEC Energy Group, Inc. 2.45% 6/15/20	159,000	156,929

		6,579,560

TOTAL UTILITIES		13,706,009

TOTAL NONCONVERTIBLE BONDS (Cost $137,760,789)		136,863,468

U.S. Treasury Obligations – 19.0%

U.S. Treasury Notes:
1.125%, 2/28/21	1,341,000	1,291,079

	Principal Amount	Value
1.625%, 5/31/23	$7,902,300	$7,508,420
1.875%, 9/30/22	8,257,300	7,992,808
2.375%, 4/30/20	17,500,000	17,482,910

TOTAL U.S. TREASURY OBLIGATIONS (Cost $34,206,246)		34,275,217

Collateralized Mortgage Obligations – 2.5%

PRIVATE SPONSOR – 2.1%
BENCHMARK Mortgage Trust Series 2018-B2, Class A2 3.662% 2/15/51	215,000	219,037
COMM Mortgage Trust Series 2013-LC6, Class ASB 2.478% 1/10/46	349,501	345,929
COMM Mortgage Trust Series 2014-CR15, Class A2 2.928% 2/10/47	410,225	410,605
GS Mortgage Securities Trust Series 2012-GC6, Class A3 3.482% 1/10/45	113,571	114,987
GS Mortgage Securities Trust Series 2012-GC6, Class AS 4.948% 1/10/45 (a)	257,000	269,314
Morgan Stanley BAML Trust Series 2013-C12, Class ASB 3.824% 10/15/46	500,000	510,235
Morgan Stanley Capital I Trust Series 2011-C1, Class A4 5.033% 9/15/47 (a)(c)	1,061,745	1,097,394
SCG Trust Series 2013-SRP1, Class A 1 month U.S. LIBOR + 1.650% 3.569% 11/15/26 (a)(b)(c)	231,000	231,000
UBS-Barclays Commercial Mortgage Trust Series 2013-C5, Class AAB 2.687% 3/10/46	492,971	489,908
Wells Fargo Commercial Mortgage Trust 2016-C37, Class A1 1.944% 12/15/49	116,084	114,277

TOTAL PRIVATE SPONSOR		3,802,686

U.S. GOVERNMENT AGENCY – 0.4%
Fannie Mae guaranteed REMIC Series 2015-28, Class P 2.50% 5/25/45	111,735	108,551
Fannie Mae REMICS Series 2018-3, Class LP 3.00% 2/25/47	676,552	667,411

TOTAL U.S. GOVERNMENT AGENCY		775,962

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $4,733,258)		4,578,648

7	Quarterly Report

Investments (Unaudited) – continued

Asset-Backed Securities – 1.4%
	Principal Amount	Value
Ally Master Owner Trust Series 2018-2, Class A 3.29% 5/15/23	$450,000	$449,996
AmeriCredit Automobile Receivables Trust Series 2016-1, Class A3 1.81% 10/8/20	45,148	45,067
Enterprise Fleet Financing LLC Series 2015-2, Class A3 2.09% 2/22/21 (a)	1,000,000	996,818
Ford Credit Floorplan Master Owner Trust Series 2017-2, Class A1 2.16% 9/15/22	205,000	201,736
GMF Floorplan Owner Revolving Trust Series 2016-1, Class A1 1.96% 5/17/21 (a)	250,000	248,033
GMF Floorplan Owner Revolving Trust Series 2018-2, Class A1 3.13% 3/15/23 (a)	328,000	328,621
Santander Retail Auto Lease Trust Series 2017-A, Class A3 2.22% 1/20/21 (a)	210,000	207,906

TOTAL ASSET-BACKED SECURITIES (Cost $2,492,432)		2,478,177

Municipal Securities – 0.6%

Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	170,000	173,308
New York State Urban Development Corp.: 2.55% 3/15/22	440,000	433,686

	Principal Amount	Value
2.70% 3/15/23	$390,000	$384,575

TOTAL MUNICIPAL SECURITIES (Cost $995,549)		991,569

Money Market Funds – 0.2%
	Shares

Fidelity Cash Central Fund, 1.76% (d) (Cost $422,165)	422,089	422,174

TOTAL INVESTMENT PORTFOLIO – 99.5% (Cost $180,610,439)		179,609,253

NET OTHER ASSETS (LIABILITIES) – 0.5%		883,343

NET ASSETS – 100.0%		$180,492,596

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $14,926,499 or 8.3% of net assets.

(b)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(c)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(d)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$12,607

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Quarterly Report	8

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Corporate Bonds	$136,863,468	$—	$136,863,468	$—
U.S. Treasury Obligations	34,275,217	—	34,275,217	—
Collateralized Mortgage Obligations	4,578,648	—	4,578,648	—
Asset-Backed Securities	2,478,177	—	2,478,177	—
Municipal Securities	991,569	—	991,569	—
Money Market Funds	422,174	422,174	—	—

Total Investments in Securities:	$179,609,253	$422,174	$179,187,079	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities and collateralized mortgage obligations are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

9	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	10

Quarterly Holdings Report

for

Fidelity® Total Bond ETF

May 31, 2018

T14-QTLY-0718

1.9862235.103

Investments May 31, 2018 (Unaudited)

Showing Percentage of Net Assets

U.S. Treasury Obligations – 42.9%
	Principal Amount	Value
U.S. Treasury Bonds:
2.75%, 11/15/47	$1,247,000	$1,181,143
3.00% 11/15/45 to 5/15/47	15,388,200	15,337,473
U.S. Treasury Inflation Indexed Bonds:
0.375%, 1/15/27	2,954,644	2,863,073
0.75%, 2/15/45	498,367	476,509
0.875%, 2/15/47	3,134,063	3,085,280
1.00%, 2/15/46	1,175,831	1,194,191
1.375%, 2/15/44	2,719,150	2,998,737
U.S. Treasury Inflation Indexed Notes:
0.125%, 7/15/26	5,768,139	5,513,172
0.375% 7/15/25 to 7/15/27	8,135,150	7,913,138
0.625%, 1/15/26	4,444,299	4,413,893
U.S. Treasury Notes:
0.75% 7/31/18 to 9/30/18	14,545,100	14,497,492
1.125%, 8/31/21	3,225,100	3,077,955
1.25% 3/31/21 to 10/31/21	6,352,200	6,095,608
1.625%, 5/31/23	2,500,000	2,375,391
1.75% 12/31/20 to 6/30/22	9,940,200	9,691,354
1.875% 3/31/22 to 7/31/22	32,182,900	31,260,920
2.00%, 12/31/21	23,681,100	23,177,877
2.125% 12/31/22 to 11/30/24	22,376,600	21,685,969
2.25%, 12/31/24	4,509,400	4,365,134

TOTAL U.S. TREASURY OBLIGATIONS (Cost $164,956,700)		161,204,309

Nonconvertible Bonds – 32.7%

CONSUMER DISCRETIONARY – 2.0%
Automobiles – 0.0%
General Motors Co. 3.50% 10/2/18	10,000	10,028

Diversified Consumer Services – 0.2%
Global Partners LP / GLP Finance Corp. 7.00% 6/15/23	220,000	218,350
Ingersoll-Rand Luxembourg Finance S.A. 2.625% 5/1/20	14,000	13,851
Laureate Education, Inc. 8.25% 5/1/25 (a)	388,000	410,310

		642,511

Hotels, Restaurants & Leisure – 0.2%
1011778 BC ULC / New Red Finance, Inc. 4.25% 5/15/24 (a)	70,000	66,325
Eldorado Resorts, Inc.:
6.00% 4/1/25	80,000	79,600
7.00% 8/1/23	42,000	44,415
GLP Capital LP / GLP Financing II, Inc. 5.25% 6/1/25	35,000	35,000

	Principal Amount	Value
Hilton Worldwide Finance LLC / Hilton Worldwide Finance Corp. 4.625% 4/1/25	$75,000	$72,375
McDonald’s Corp. 2.75% 12/9/20	24,000	23,953
Penn National Gaming, Inc. 5.625% 1/15/27 (a)	70,000	66,850
Scientific Games International, Inc. 5.00% 10/15/25 (a)	45,000	43,425
Station Casinos LLC 5.00% 10/1/25 (a)	80,000	76,880
Wyndham Hotels & Resorts, Inc. 5.375% 4/15/26 (a)	95,000	94,763
Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 5.50% 3/1/25 (a)	75,000	73,500
Wynn Macau Ltd. 4.875% 10/1/24 (a)	80,000	76,240

		753,326

Internet & Direct Marketing Retail – 0.0%
Zayo Group LLC / Zayo Capital, Inc. 6.375% 5/15/25	200,000	202,750

Media – 1.6%
Altice US Finance I Corp.:
5.375% 7/15/23 (a)	200,000	197,000
5.50% 5/15/26 (a)	200,000	192,060
AMC Entertainment Holdings, Inc. 5.75% 6/15/25	80,000	78,200
CCO Holdings LLC / CCO Holdings Capital Corp.:
5.125% 5/1/27 (a)	200,000	187,250
5.375% 5/1/25 (a)	377,000	367,575
5.875% 4/1/24 to 5/1/27 (a)	512,000	508,228
Charter Communications Operating LLC / Charter Communications Operating Capital:
4.464% 7/23/22	334,000	340,698
6.484% 10/23/45	77,000	81,872
CSC Holdings LLC 6.625% 10/15/25 (a)	500,000	516,250
MDC Partners, Inc. 6.50% 5/1/24 (a)	324,000	286,740
Sirius XM Radio, Inc.:
4.625% 5/15/23 (a)	200,000	197,000
5.375% 4/15/25 to 7/15/26 (a)	385,000	378,438
6.00% 7/15/24 (a)	90,000	92,250
Time Warner Cable LLC:
4.00% 9/1/21	1,413,000	1,420,167
5.50% 9/1/41	16,000	15,333
6.55% 5/1/37	26,000	28,210
6.75% 6/15/39	220,000	242,667
7.30% 7/1/38	211,000	248,739

Quarterly Report	2

Nonconvertible Bonds – continued
	Principal Amount	Value
CONSUMER DISCRETIONARY – continued
Media – continued
Time Warner, Inc. 3.60% 7/15/25	$473,000	$456,145
Ziggo Bond Finance BV 5.875% 1/15/25 (a)	180,000	170,100

		6,004,922

TOTAL CONSUMER DISCRETIONARY		7,613,537

CONSUMER STAPLES – 2.2%
Beverages – 0.6%
Anheuser-Busch InBev Finance, Inc.:
2.65% 2/1/21	1,197,000	1,185,613
3.30% 2/1/23	491,000	488,228
4.90% 2/1/46	304,000	315,568
Anheuser-Busch InBev Worldwide, Inc. 4.75% 4/15/58	343,000	340,278
Constellation Brands, Inc. 3.875% 11/15/19	10,000	10,132
Cott Holdings, Inc. 5.50% 4/1/25 (a)	55,000	54,175

		2,393,994

Food & Staples Retailing – 0.7%
CVS Health Corp.:
4.00% 12/5/23	200,000	201,853
4.10% 3/25/25	686,000	686,308
4.30% 3/25/28	796,000	789,982
4.78% 3/25/38	354,000	351,145
5.05% 3/25/48	521,000	531,547
Walgreens Boots Alliance, Inc. 3.30% 11/18/21	34,000	33,965

		2,594,800

Food Products – 0.3%
JBS U.S.A. LLC / JBS U.S.A. Finance, Inc. (Reg. S) 5.75% 6/15/25	473,000	439,890
JBS USA LUX S.A. / JBS USA Finance, Inc. 5.75% 6/15/25 (a)	210,000	195,300
Lamb Weston Holdings, Inc. 4.875% 11/1/26 (a)	105,000	104,081
Post Holdings, Inc.:
5.00% 8/15/26 (a)	100,000	93,750
5.50% 3/1/25 (a)	100,000	98,500
US Foods, Inc. 5.875% 6/15/24 (a)	45,000	45,788

		977,309

Hotels, Restaurants & Leisure – 0.1%
Caesars Resort Collection LLC / CRC Finco, Inc. 5.25% 10/15/25 (a)	275,000	263,312

	Principal Amount	Value
Household Products – 0.1%
Energizer Holdings, Inc. 5.50% 6/15/25 (a)	$220,000	$215,600

Tobacco – 0.4%
Altria Group, Inc. 2.625% 1/14/20	100,000	99,673
Imperial Brands Finance PLC 3.75% 7/21/22 (a)	400,000	399,951
Reynolds American, Inc.:
2.30% 6/12/18	48,000	47,997
3.25% 6/12/20	21,000	21,012
4.00% 6/12/22	73,000	73,788
4.45% 6/12/25	53,000	53,614
4.85% 9/15/23	220,000	230,360
5.70% 8/15/35	28,000	30,636
5.85% 8/15/45	180,000	199,863
Vector Group Ltd. 6.125% 2/1/25 (a)	526,000	515,480

		1,672,374

TOTAL CONSUMER STAPLES		8,117,389

CONSUMER, NON-CYCLICAL – 0.4%
Health Care Providers & Services – 0.1%
Ortho-Clinical Diagnostics, Inc. / Ortho-Clinical Diagnostics S.A. 6.625% 5/15/22 (a)	175,000	172,375

Oil, Gas & Consumable Fuels – 0.0%
MPLX LP 4.875% 12/1/24	160,000	166,706

Pharmaceuticals – 0.3%
Catalent Pharma Solutions, Inc. 4.875% 1/15/26 (a)	85,000	81,829
Charles River Laboratories International, Inc. 5.50% 4/1/26 (a)	25,000	25,094
Perrigo Finance Unlimited Co. 3.90% 12/15/24	200,000	195,307
Teva Pharmaceutical Finance Netherlands III BV:
2.20% 7/21/21	136,000	124,903
2.80% 7/21/23	459,000	392,743
3.15% 10/1/26	309,000	249,546
6.00% 4/15/24	200,000	197,000

		1,266,422

TOTAL CONSUMER, NON-CYCLICAL		1,605,503

ENERGY – 5.9%
Energy Equipment & Services – 0.3%
DCP Midstream Operating LP 8.125% 8/16/30	215,000	258,000

3	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Energy Equipment & Services – continued
Ensco PLC 4.50% 10/1/24	$140,000	$116,550
Halliburton Co.:
3.80% 11/15/25	63,000	62,799
4.85% 11/15/35	55,000	57,863
Nabors Industries, Inc. 5.50% 1/15/23	75,000	73,500
Noble Holding International Ltd.:
7.75% 1/15/24	113,000	105,937
7.875% 2/1/26 (a)	105,000	106,969
Precision Drilling Corp. 7.75% 12/15/23	85,000	89,888
USA Compression Partners LP / USA Compression Finance Corp. 6.875% 4/1/26 (a)	105,000	108,150
Weatherford International Ltd.:
6.50% 8/1/36	180,000	139,950
9.875% 2/15/24	180,000	177,300

		1,296,906

Oil, Gas & Consumable Fuels – 5.1%
Anadarko Finance Co. 7.50% 5/1/31	238,000	298,612
Anadarko Petroleum Corp.:
4.85% 3/15/21	47,000	48,654
5.55% 3/15/26	766,000	828,638
6.45% 9/15/36	38,000	44,755
6.60% 3/15/46	130,000	161,245
Antero Resources Corp. 5.125% 12/1/22	220,000	221,100
California Resources Corp. 8.00% 12/15/22 (a)	120,000	105,900
Canadian Natural Resources Ltd. 5.85% 2/1/35	90,000	102,381
Cenovus Energy, Inc. 4.25% 4/15/27	266,000	255,514
Chesapeake Energy Corp.:
8.00% 12/15/22 (a)	387,000	409,253
8.00% 1/15/25	300,000	298,125
CITGO Petroleum Corp. 6.25% 8/15/22 (a)	323,000	321,385
Columbia Pipeline Group, Inc.:
2.45% 6/1/18	20,000	20,000
3.30% 6/1/20	99,000	98,779
4.50% 6/1/25	30,000	30,256
Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp.:
5.75% 4/1/25	80,000	79,000
6.25% 4/1/23	160,000	162,800

	Principal Amount	Value
CVR Refining LLC / Coffeyville Finance, Inc. 6.50% 11/1/22	$70,000	$71,050
Denbury Resources, Inc.:
4.625% 7/15/23	85,000	70,975
9.25% 3/31/22 (a)	180,000	191,250
Empresa Nacional del Petroleo 4.375% 10/30/24 (a)	200,000	198,203
Enbridge Energy Partners LP 4.375% 10/15/20	69,000	70,436
Enbridge, Inc.:
4.25% 12/1/26	66,000	66,137
5.50% 12/1/46	77,000	83,884
Encana Corp.:
6.625% 8/15/37	185,000	226,033
7.375% 11/1/31	283,000	351,178
8.125% 9/15/30	260,000	338,867
Enterprise Products Operating LLC 3.70% 2/15/26	90,000	88,534
EP Energy LLC / Everest Acquisition Finance, Inc. 8.00% 11/29/24 (a)	110,000	108,900
Hess Corp. 7.875% 10/1/29	113,000	138,626
Hess Infrastructure Partners LP / Hess Infrastructure Partners Finance Corp. 5.625% 2/15/26 (a)	180,000	180,900
Hilcorp Energy I LP / Hilcorp Finance Co. 5.00% 12/1/24 (a)	200,000	195,000
Indigo Natural Resources LLC 6.875% 2/15/26 (a)	40,000	38,200
Jonah Energy LLC / Jonah Energy Finance Corp. 7.25% 10/15/25 (a)	125,000	98,906
Kinder Morgan Energy Partners LP:
3.50% 3/1/21	60,000	59,987
5.00% 10/1/21	69,000	71,772
5.50% 3/1/44	280,000	283,797
6.55% 9/15/40	13,000	14,272
Kinder Morgan, Inc.:
5.00% 2/15/21 (a)	74,000	76,599
5.05% 2/15/46	34,000	32,927
PBF Holding Co. LLC / PBF Finance Corp. 7.00% 11/15/23	200,000	207,250
Petrobras Global Finance BV:
5.625% 5/20/43	102,000	85,170
5.75% 2/1/29	770,000	689,150
6.25% 3/17/24	220,000	222,200
6.75% 1/27/41	50,000	46,350
7.25% 3/17/44	1,408,000	1,323,520

Quarterly Report	4

Nonconvertible Bonds – continued
	Principal Amount	Value
ENERGY – continued
Oil, Gas & Consumable Fuels – continued
7.375% 1/17/27	$651,000	$660,667
Petroleos Mexicanos:
4.50% 1/23/26	200,000	186,300
4.625% 9/21/23	1,392,000	1,363,269
5.50% 1/21/21	460,000	472,245
5.625% 1/23/46	1,433,000	1,212,318
6.35% 2/12/48 (a)	700,000	637,000
6.375% 1/23/45	650,000	593,775
6.50% 3/13/27	594,000	604,841
6.75% 9/21/47	870,000	822,063
Phillips 66 4.30% 4/1/22	651,000	674,374
Phillips 66 Partners LP 2.646% 2/15/20	5,000	4,950
Range Resources Corp. 5.00% 8/15/22	200,000	198,000
Southwestern Energy Co.:
4.10% 3/15/22	200,000	194,000
7.50% 4/1/26	30,000	31,051
Sunoco LP / Sunoco Finance Corp. 5.50% 2/15/26 (a)	60,000	56,775
Teine Energy Ltd. 6.875% 9/30/22 (a)	200,000	202,500
Western Gas Partners LP:
4.50% 3/1/28	300,000	297,686
4.65% 7/1/26	35,000	35,238
5.375% 6/1/21	774,000	805,141
Williams Partners LP:
3.60% 3/15/22	103,000	102,598
3.90% 1/15/25	507,000	494,722
4.00% 11/15/21 to 9/15/25	226,000	222,564
4.50% 11/15/23	51,000	52,251

		19,040,798

Pipeline – 0.5%
Cheniere Corpus Christi Holdings LLC 7.00% 6/30/24	245,000	270,419
Cheniere Energy Partners LP 5.25% 10/1/25 (a)	390,000	379,275
SemGroup Corp. 6.375% 3/15/25	105,000	99,225
SemGroup Corp. / Rose Rock Finance Corp. 5.625% 7/15/22	200,000	194,000
Summit Midstream Holdings LLC / Summit Midstream Finance Corp. 5.75% 4/15/25	120,000	114,300
Sunoco Logistics Partners Operations LP 5.40% 10/1/47	455,000	425,400

	Principal Amount	Value
Targa Resources Partners LP / Targa Resources Partners Finance Corp.:
5.125% 2/1/25	$105,000	$103,687
5.375% 2/1/27	105,000	101,850
5.875% 4/15/26 (a)	105,000	105,492

		1,793,648

TOTAL ENERGY		22,131,352

FINANCIALS – 10.7%
Banks – 4.1%
Bank of America Corp.:
2.25% 4/21/20	213,000	210,111
2.60% 1/15/19	15,000	14,996
2.65% 4/1/19	22,000	22,000
3.004% 12/20/23 (b)	805,000	781,357
3.419% 12/20/28 (b)	237,000	223,908
3.50% 4/19/26	227,000	219,901
3.95% 4/21/25	229,000	224,906
4.20% 8/26/24	160,000	161,333
4.25% 10/22/26	1,225,000	1,223,651
6.10% 12/29/49 (b)	204,000	210,375
Barclays Bank PLC 7.625% 11/21/22	200,000	217,000
Barclays PLC:
2.75% 11/8/19	400,000	397,847
4.375% 1/12/26	200,000	194,519
CIT Group, Inc. 6.125% 3/9/28	510,000	521,475
Citigroup, Inc.:
2.40% 2/18/20	672,000	665,187
3 month U.S. LIBOR + 0.950% 2.876% 7/24/23 (b)(c)	250,000	241,695
3.142% 1/24/23 (b)	267,000	262,714
3.875% 3/26/25	278,000	270,113
4.00% 8/5/24	115,000	114,096
5.50% 9/13/25	734,000	784,445
Citizens Bank N.A. 2.50% 3/14/19	250,000	249,555
Credit Suisse Group Funding Guernsey Ltd.:
2.75% 3/26/20	250,000	248,059
3.75% 3/26/25	250,000	241,241
3.80% 6/9/23	906,000	898,666
Intesa Sanpaolo SpA:
5.017% 6/26/24 (a)	200,000	182,362
5.71% 1/15/26 (a)	415,000	382,668
JPMorgan Chase & Co.:
2.75% 6/23/20	75,000	74,475
2.95% 10/1/26	2,424,000	2,256,170
3.875% 9/10/24	190,000	188,148
4.125% 12/15/26	415,000	412,760

5	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Banks – continued
Regions Financial Corp. 3.20% 2/8/21	$81,000	$80,818
Royal Bank of Scotland Group PLC:
5.125% 5/28/24	989,000	1,003,726
6.00% 12/19/23	512,000	543,348
6.125% 12/15/22	1,446,000	1,529,746
Synchrony Bank 3.65% 5/24/21	289,000	289,731

		15,543,102

Capital Markets – 2.7%
Affiliated Managers Group, Inc.:
3.50% 8/1/25	81,000	78,685
4.25% 2/15/24	138,000	140,673
Credit Suisse Group AG 3.869% 1/12/29 (a)(b)	250,000	235,200
Goldman Sachs Group, Inc.:
2.876% 10/31/22 (b)	100,000	97,533
3.20% 2/23/23	1,540,000	1,507,482
3 month U.S. LIBOR + 1.510% 3.691% 6/5/28 (b)(c)	1,084,000	1,030,099
3.75% 5/22/25	200,000	195,568
3.814% 4/23/29 (b)	1,150,000	1,098,364
Lazard Group LLC 4.25% 11/14/20	249,000	254,640
Morgan Stanley:
3.125% 7/27/26	2,578,000	2,414,038
3.70% 10/23/24	86,000	85,343
3.737% 4/24/24 (b)	400,000	398,773
4.875% 11/1/22	473,000	493,118
5.00% 11/24/25	1,500,000	1,565,125
The Goldman Sachs Group, Inc. 4.25% 10/21/25	375,000	371,417

		9,966,058

Consumer Finance – 1.3%
Ally Financial, Inc.:
4.125% 2/13/22	130,000	128,878
5.75% 11/20/25	200,000	203,900
8.00% 11/1/31 to 11/1/31	404,000	484,800
Capital One Financial Corp. 3.80% 1/31/28	258,000	245,488
Discover Financial Services:
3.75% 3/4/25	572,000	552,024
3.85% 11/21/22	1,084,000	1,080,162
4.10% 2/9/27	253,000	244,814
Ford Motor Credit Co. LLC 5.875% 8/2/21	750,000	798,413
Navient Corp.:
7.25% 9/25/23	105,000	110,513
8.00% 3/25/20	200,000	212,700

	Principal Amount	Value
Quicken Loans, Inc. 5.25% 1/15/28 (a)	$190,000	$173,850
Synchrony Financial:
3.00% 8/15/19	342,000	341,910
3.95% 12/1/27	170,000	157,924

		4,735,376

Diversified Financial Services – 1.8%
AerCap Global Aviation Trust 6.50% 6/15/45 (a)(b)	100,000	104,500
AerCap Ireland Capital Ltd. / AerCap Global Aviation Trust:
4.50% 5/15/21	260,000	265,931
4.625% 7/1/22	150,000	153,856
AXA Equitable Holdings, Inc. 3.90% 4/20/23 (a)	63,000	62,762
Deutsche Bank AG:
3.15% 1/22/21	372,000	363,716
3.30% 11/16/22	247,000	234,809
4.50% 4/1/25	1,000,000	896,136
General Motors Financial Co., Inc.:
3.15% 1/15/20	75,000	75,046
3.50% 7/10/19	1,679,000	1,689,577
4.00% 1/15/25	50,000	49,042
4.20% 3/1/21	138,000	140,520
4.25% 5/15/23	5,000	5,063
4.35% 4/9/25	1,711,000	1,702,354
Icahn Enterprises LP / Icahn Enterprises Finance Corp.:
5.875% 2/1/22	340,000	343,400
6.75% 2/1/24	105,000	107,362
Intercontinental Exchange, Inc. 2.75% 12/1/20	43,000	42,809
Moody’s Corp.:
3.25% 1/15/28	108,000	102,336
4.875% 2/15/24	101,000	106,473
Tempo Acquisition LLC / Tempo Acquisition Finance Corp. 6.75% 6/1/25 (a)	211,000	204,470
UBS Group Funding Switzerland AG 4.125% 9/24/25 (a)	200,000	199,086

		6,849,248

Insurance – 0.7%
American International Group, Inc. 3.30% 3/1/21	69,000	69,122
Hartford Financial Services Group, Inc. 4.30% 4/15/43	590,000	571,288
Liberty Mutual Group, Inc. (Reg. S) 5.00% 6/1/21	130,000	135,700
Nuveen Finance LLC:
2.95% 11/1/19 (a)	14,000	13,966
4.125% 11/1/24 (a)	21,000	21,104

Quarterly Report	6

Nonconvertible Bonds – continued
	Principal Amount	Value
FINANCIALS – continued
Insurance – continued
Pacific LifeCorp. 5.125% 1/30/43 (a)	$540,000	$575,798
Teachers Insurance & Annuity Association of America 4.90% 9/15/44 (a)	322,000	345,912
Unum Group:
3.875% 11/5/25	349,000	342,338
4.00% 3/15/24	473,000	474,589
USIS Merger Sub, Inc. 6.875% 5/1/25 (a)	100,000	100,750
Voya Financial, Inc. 3.125% 7/15/24	130,000	123,425

		2,773,992

Real Estate Investment Trusts (REITs) – 0.1%
MPT Operating Partnership LP / MPT Finance Corp. 5.25% 8/1/26	180,000	174,600
Starwood Property Trust, Inc. 4.75% 3/15/25 (a)	35,000	33,677

		208,277

TOTAL FINANCIALS		40,076,053

HEALTH CARE – 1.7%
Health Care Equipment & Supplies – 0.0%
Teleflex, Inc. 4.875% 6/1/26	85,000	83,088

Health Care Providers & Services – 0.6%
CHS / Community Health Systems, Inc. 6.25% 3/31/23	40,000	37,300
CHS/Community Health Systems, Inc. 5.125% 8/1/21	210,000	197,335
HCA, Inc.:
4.75% 5/1/23	5,000	5,031
5.375% 2/1/25	274,000	269,205
6.50% 2/15/20	560,000	585,200
Kindred Healthcare, Inc. 8.75% 1/15/23	220,000	234,850
Sabra Health Care LP / Sabra Capital Corp. 5.50% 2/1/21	342,000	350,011
Tenet Healthcare Corp.:
4.375% 10/1/21	200,000	198,000
6.75% 6/15/23	5,000	4,969
8.125% 4/1/22	200,000	209,002
Vizient, Inc. 10.375% 3/1/24 (a)	110,000	121,000

		2,211,903

Life Sciences Tools & Services – 0.3%
Thermo Fisher Scientific, Inc. 4.15% 2/1/24	943,000	962,315

	Principal Amount	Value
Pharmaceuticals – 0.8%
Allergan Funding SCS 3.45% 3/15/22	$943,000	$930,547
Mylan N.V.:
2.50% 6/7/19	73,000	72,524
3.15% 6/15/21	613,000	606,052
3.95% 6/15/26	90,000	85,806
Mylan, Inc. 4.55% 4/15/28 (a)	150,000	146,162
Valeant Pharmaceuticals International 9.25% 4/1/26 (a)	90,000	94,467
Valeant Pharmaceuticals International, Inc.:
5.50% 3/1/23 to 11/1/25 (a)	295,000	284,681
6.50% 3/15/22 (a)	130,000	135,363
7.00% 3/15/24 (a)	200,000	209,500
9.00% 12/15/25 (a)	115,000	120,319
Valeant Pharmaceuticals International, Inc. (Reg. S) 6.125% 4/15/25	279,000	258,075
Zoetis, Inc. 3.25% 2/1/23	100,000	98,828

		3,042,324

TOTAL HEALTH CARE		6,299,630

INDUSTRIALS – 1.3%
Aerospace & Defense – 0.2%
BBA US Holdings, Inc. 5.375% 5/1/26 (a)	205,000	205,512
Bombardier, Inc.:
6.00% 10/15/22 (a)	115,000	114,115
6.125% 1/15/23 (a)	90,000	89,663
KLX, Inc. 5.875% 12/1/22 (a)	200,000	209,000

		618,290

Commercial Services & Supplies – 0.4%
APX Group, Inc.:
6.375% 12/1/19	86,000	86,215
7.625% 9/1/23	307,000	269,392
8.75% 12/1/20	762,000	731,520
Covanta Holding Corp. 5.875% 3/1/24	170,000	167,025
Tervita Escrow Corp. 7.625% 12/1/21 (a)	15,000	15,150
The ADT Corp. 4.875% 7/15/32 (a)	185,000	145,225

		1,414,527

Construction & Engineering – 0.1%
AECOM:
5.125% 3/15/27	322,000	298,655
5.875% 10/15/24	105,000	106,838

7	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
INDUSTRIALS – continued
Construction & Engineering – continued
Brand Industrial Services, Inc. 8.50% 7/15/25 (a)	$135,000	$138,037

		543,530

Containers & Packaging – 0.3%
Ardagh Packaging Finance PLC / Ardagh Holdings USA, Inc.:
6.00% 2/15/25 (a)	205,000	200,900
7.25% 5/15/24 (a)	390,000	407,062
Crown Americas LLC / Crown Americas Capital Corp. 4.75% 2/1/26 (a)	65,000	61,399
Crown Americas LLC / Crown Americas Capital Corp. V 4.25% 9/30/26	45,000	40,725
Crown Cork & Seal Co., Inc. 7.375% 12/15/26	35,000	37,975
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu 5.125% 7/15/23 (a)	200,000	196,500
Silgan Holdings, Inc. 4.75% 3/15/25	95,000	90,013

		1,034,574

IT Services – 0.0%
TTM Technologies, Inc. 5.625% 10/1/25 (a)	130,000	128,050

Machinery – 0.0%
BWX Technologies, Inc. 5.375% 7/15/26 (a)	25,000	25,250

Trading Companies & Distributors – 0.3%
Air Lease Corp.:
2.125% 1/15/20	322,000	316,231
2.625% 9/4/18	99,000	98,977
3.375% 6/1/21	72,000	71,733
3.75% 2/1/22	51,000	51,235
4.25% 9/15/24	125,000	125,431
4.75% 3/1/20	125,000	128,166
Fly Leasing Ltd. 5.25% 10/15/24	100,000	95,250
FLY Leasing Ltd. 6.375% 10/15/21	200,000	207,500

		1,094,523

TOTAL INDUSTRIALS		4,858,744

INFORMATION TECHNOLOGY – 0.6%
IT Services – 0.1%
Conduent Finance, Inc. / Conduent Business Services LLC 10.50% 12/15/24 (a)	70,000	82,075

	Principal Amount	Value
Fair Isaac Corp. 5.25% 5/15/26 (a)	$110,000	$111,100
First Data Corp. 5.75% 1/15/24 (a)	120,000	120,450

		313,625

Semiconductors & Semiconductor Equipment – 0.1%
Qorvo, Inc. 7.00% 12/1/25	220,000	236,775
Sensata Technologies BV 4.875% 10/15/23 (a)	200,000	200,000

		436,775

Software – 0.4%
Ascend Learning LLC 6.875% 8/1/25 (a)	75,000	75,000
IHS Markit Ltd. 4.75% 2/15/25 (a)	180,000	178,875
IMS Health, Inc. 5.00% 10/15/26 (a)	100,000	95,500
MSCI, Inc. 4.75% 8/1/26 (a)	115,000	112,413
Open Text Corp. 5.625% 1/15/23 (a)	200,000	204,500
Solera LLC / Solera Finance, Inc. 10.50% 3/1/24 (a)	229,000	254,121
Sophia LP / Sophia Finance, Inc. 9.00% 9/30/23 (a)	200,000	211,000
Symantec Corp. 5.00% 4/15/25 (a)	85,000	82,166
The Nielsen Co. (Luxembourg) Sarl 5.00% 2/1/25 (a)	526,000	507,590

		1,721,165

TOTAL INFORMATION TECHNOLOGY		2,471,565

MATERIALS – 1.1%
Chemicals – 0.8%
CF Industries, Inc.:
3.45% 6/1/23	200,000	188,875
5.15% 3/15/34	200,000	185,250
Consolidated Energy Finance S.A.:
6.50% 5/15/26 (a)	150,000	148,875
6.875% 6/15/25 (a)	350,000	357,000
NOVA Chemicals Corp. 4.875% 6/1/24 (a)	340,000	325,125
Nufarm Australia Ltd. / Nufarm Americas, Inc. 5.75% 4/30/26 (a)	85,000	82,399
OCI N.V. 6.625% 4/15/23 (a)	125,000	128,500
Platform Specialty Products Corp.:
5.875% 12/1/25 (a)	235,000	226,187
6.50% 2/1/22 (a)	350,000	358,750

Quarterly Report	8

Nonconvertible Bonds – continued
	Principal Amount	Value
MATERIALS – continued
Chemicals – continued
The Chemours Co. 5.375% 5/15/27	$380,000	$371,450
TPC Group, Inc. 8.75% 12/15/20 (a)	320,000	315,360
Tronox Finance PLC 5.75% 10/1/25 (a)	95,000	92,150
Valvoline, Inc. 4.375% 8/15/25	90,000	85,071
Venator Finance Sarl / Venator Materials LLC 5.75% 7/15/25 (a)	115,000	112,700
W.R. Grace & Co.-Conn. 5.625% 10/1/24 (a)	100,000	103,500

		3,081,192

Metals & Mining – 0.3%
BHP Billiton Finance (USA) Ltd. 6.75% 10/19/75 (a)(b)	200,000	217,600
Corp. Nacional del Cobre de Chile 4.50% 8/1/47 (a)	200,000	194,914
Corporacion Nacional del Cobre de Chile (Codelco) (Reg. S) 4.50% 8/13/23	200,000	204,736
First Quantum Minerals Ltd.:
6.50% 3/1/24 (a)	200,000	190,000
7.50% 4/1/25 (a)	80,000	78,400
Freeport-McMoRan, Inc. 3.55% 3/1/22	308,000	296,740

		1,182,390

TOTAL MATERIALS		4,263,582

REAL ESTATE – 3.3%
Equity Real Estate Investment Trusts (REITs) – 1.8%
American Tower Corp. 2.80% 6/1/20	100,000	99,024
Brixmor Operating Partnership LP:
3.25% 9/15/23	194,000	186,109
3.85% 2/1/25	100,000	97,013
3.875% 8/15/22	71,000	70,902
4.125% 6/15/26	530,000	513,506
CoreCivic, Inc. 5.00% 10/15/22	85,000	85,425
DDR Corp.:
3.625% 2/1/25	39,000	37,179
4.25% 2/1/26	191,000	187,783
Digital Realty Trust LP:
3.40% 10/1/20	99,000	99,324
3.95% 7/1/22	405,000	410,486
4.75% 10/1/25	310,000	321,045
Duke Realty LP 3.75% 12/1/24	18,000	17,812

	Principal Amount	Value
Equinix, Inc. 5.75% 1/1/25	$200,000	$203,500
Government Properties Income Trust 3.75% 8/15/19	191,000	191,500
HCP, Inc.:
3.875% 8/15/24	195,000	191,916
4.00% 6/1/25	943,000	927,538
Lexington Realty Trust 4.40% 6/15/24	444,000	439,894
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc. 4.50% 9/1/26	305,000	280,600
Omega Healthcare Investors, Inc.:
4.375% 8/1/23	647,000	643,369
4.50% 1/15/25 to 4/1/27	1,524,000	1,463,565
4.75% 1/15/28	283,000	272,771
Regency Centers Corp. 3.75% 11/15/22	190,000	189,481
Retail Opportunity Investments Partnership LP 4.00% 12/15/24	11,000	10,449

		6,940,191

Real Estate Management & Development – 1.5%
Brandywine Operating Partnership LP:
3.95% 11/15/27	247,000	237,337
4.10% 10/1/24	1,156,000	1,144,018
Corporate Office Properties LP:
5.00% 7/1/25	646,000	663,670
5.25% 2/15/24	1,194,000	1,246,318
Liberty Property LP:
3.75% 4/1/25	50,000	49,035
4.125% 6/15/22	473,000	483,112
Mack-Cali Realty LP 3.15% 5/15/23	468,000	415,650
Tanger Properties LP:
3.125% 9/1/26	96,000	86,608
3.75% 12/1/24	35,000	33,618
The Howard Hughes Corp. 5.375% 3/15/25 (a)	100,000	96,625
Ventas Realty LP:
3.125% 6/15/23	38,000	36,912
3.50% 2/1/25	486,000	467,492
3.75% 5/1/24	201,000	198,685
4.00% 3/1/28	130,000	125,899
4.125% 1/15/26	34,000	33,677
WP Carey, Inc. 4.00% 2/1/25	182,000	176,992

		5,495,648

TOTAL REAL ESTATE		12,435,839

9	Quarterly Report

Investments (Unaudited) – continued

Nonconvertible Bonds – continued
	Principal Amount	Value
TELECOMMUNICATION SERVICES – 2.1%
Communications Equipment – 0.1%
AT&T, Inc. 4.45% 4/1/24	$29,000	$29,671
Radiate Holdco LLC / Radiate Finance, Inc. 6.625% 2/15/25 (a)	300,000	275,250

		304,921

Diversified Telecommunication Services – 1.2%
Altice Financing S.A. 7.50% 5/15/26 (a)	300,000	286,875
Altice Finco S.A. 8.125% 1/15/24 (a)	200,000	203,500
AT&T, Inc.:
2.45% 6/30/20	524,000	517,466
3.60% 2/17/23	162,000	160,812
6.30% 1/15/38	290,000	327,783
Frontier Communications Corp. 7.05% 10/1/46	214,000	117,968
Intelsat Jackson Holdings S.A. 8.00% 2/15/24 (a)	293,000	309,847
Level 3 Financing, Inc.:
5.375% 1/15/24	285,000	277,875
5.625% 2/1/23	211,000	212,783
Qwest Corp. 7.25% 9/15/25	90,000	96,796
SFR Group S.A. 7.375% 5/1/26 (a)	200,000	194,500
Verizon Communications, Inc.:
2.625% 2/21/20	359,000	357,386
5.012% 8/21/54	470,000	447,982
5.50% 3/16/47	809,000	851,739

		4,363,312

Media – 0.5%
Charter Communications Operating LLC / Charter Communications Operating Capital 5.375% 5/1/47	1,401,000	1,301,292
DISH DBS Corp.:
5.00% 3/15/23	322,000	278,128
5.875% 11/15/24	100,000	83,095
DISH Network Corp. 3.375% 8/15/26	120,000	106,418

		1,768,933

Wireless Telecommunication Services – 0.3%
Sable International Finance Ltd. 6.875% 8/1/22 (a)	100,000	104,250
Sprint Corp.:
7.125% 6/15/24	200,000	201,500
7.875% 9/15/23	419,000	439,740
T-Mobile USA, Inc.: 5.125% 4/15/25	322,000	321,936

	Principal Amount	Value
6.375% 3/1/25	$259,000	$270,629

		1,338,055

TOTAL TELECOMMUNICATION SERVICES		7,775,221

UTILITIES – 1.4%
Electric Utilities – 1.2%
DPL, Inc. 7.25% 10/15/21	701,000	764,090
Dynegy, Inc. 8.00% 1/15/25 (a)	527,000	570,478
Emera US Finance LP:
2.15% 6/15/19	37,000	36,610
2.70% 6/15/21	36,000	35,092
3.55% 6/15/26	57,000	54,056
Exelon Corp. 2.85% 6/15/20	473,000	470,159
FirstEnergy Corp.:
4.25% 3/15/23	1,171,000	1,193,583
7.375% 11/15/31	473,000	621,947
InterGen N.V. 7.00% 6/30/23 (a)	90,000	89,550
IPALCO Enterprises, Inc.:
3.45% 7/15/20	154,000	152,460
3.70% 9/1/24	100,000	97,019
NextEra Energy Operating Partners LP 4.25% 9/15/24 (a)	90,000	86,400
NSG Holdings LLC / NSG Holdings, Inc. 7.75% 12/15/25 (a)	196,805	215,009
The Cleveland Electric Illuminating Co. 5.95% 12/15/36	146,000	175,119

		4,561,572

Independent Power and Renewable Electricity Producers – 0.1%
NRG Energy, Inc. 6.25% 5/1/24	125,000	129,062
The AES Corp.:
4.00% 3/15/21	55,000	55,014
4.50% 3/15/23	55,000	55,000
4.875% 5/15/23	125,000	125,312
5.50% 4/15/25	35,000	35,095

		399,483

Multi-Utilities – 0.1%
Dominion Energy, Inc. 3 month U.S. LIBOR + 2.300% 4.602% 9/30/66 (b)(c)	22,000	20,900
LBC Tank Terminals Holding Netherlands BV 6.875% 5/15/23 (a)	175,000	177,844

Quarterly Report	10

Nonconvertible Bonds – continued
	Principal Amount	Value
UTILITIES – continued
Multi-Utilities – continued
Sempra Energy 6.00% 10/15/39	$106,000	$127,615

		326,359

TOTAL UTILITIES		5,287,414

TOTAL NONCONVERTIBLE BONDS (Cost $125,753,692)		122,935,829

U.S Government Agency – Mortgage Securities – 18.1%
Fannie Mae – 10.0%
Fannie Mae:
3.00% 9/1/42 to 4/1/47	6,292,962	6,117,052
3.50% 12/1/25 to 2/1/48	10,186,580	10,208,318
3.50% 6/19/33 to 6/13/48 (d)	3,300,000	3,327,362
4.00% 9/1/41 to 5/1/48	8,315,161	8,521,390
4.00% 6/13/48 (d)	197,000	201,261
4.50% 8/1/33 to 5/1/48	2,907,296	3,056,440
4.50% 6/13/48 to 7/1/48 (d)	3,600,000	3,753,938
5.00% 2/1/38 to 1/1/44	1,471,285	1,573,098
5.50% 6/1/38 to 5/1/44	366,602	397,210
6.00% 7/1/37	262,744	286,730

TOTAL FANNIE MAE		37,442,799

Freddie Mac – 3.5%
Freddie Mac:
3.00% 11/1/42 to 3/1/48	3,899,453	3,785,593
3.50% 3/1/32 to 12/1/47	5,837,000	5,845,439
4.00% 5/1/37 to 5/1/48	2,364,027	2,434,693
4.50% 1/1/42 to 5/1/48	696,999	732,201
5.00% 2/1/38	206,775	221,146
5.50% 6/1/41	41,065	44,854

TOTAL FREDDIE MAC		13,063,926

Ginnie Mae – 4.6%
Ginnie Mae:
3.00% 12/20/42 to 2/20/48	4,923,562	4,832,247
3.50% 12/20/41 to 10/20/47	6,949,928	7,003,081
3.50% 6/21/48 to 7/1/48 (d)	500,000	510,903
4.00% 12/15/40 to 7/20/47	2,884,376	2,971,951
4.00% 6/21/48 (d)	500,000	513,047
4.50% 5/20/41 to 4/20/47	911,870	950,869
4.50% 6/21/48 (d)	600,000	624,047

TOTAL GINNIE MAE		17,406,145

TOTAL U.S GOVERNMENT AGENCY – MORTGAGE SECURITIES (Cost $69,322,190)		67,912,870

Asset-Backed Securities – 1.0%
	Principal Amount	Value
AASET Trust Series 2017-1A, Class A 3.967% 5/16/42 (a)	$1,065,205	$1,071,099
Apollo Aviation Securitization Equity Trust Series 2018-1A, Class A 3.844% 1/16/38 (a)	270,266	269,997
Blackbird Capital Aircraft Lease Securitization Ltd. Series 2016-1A, Class A 4.213% 12/16/41 (a)(b)	341,917	348,125
CAM Mortgage Trust Series 2016-2, Class A2 5.00% 6/15/57 (a)(b)	600,000	595,205
DB Master Finance LLC:
3.629% 3.629% 11/20/47 (a)	168,155	164,655
4.03% 4.030% 11/20/47 (a)	290,540	286,465
3.98% 3.980% 2/20/45 (a)	606,622	607,969
Thunderbolt Aircraft Lease Ltd. Series 2017-A, Class A 4.212% 5/17/32 (a)(b)	232,143	234,891

TOTAL ASSET-BACKED SECURITIES (Cost $3,578,923)		3,578,406

Collateralized Mortgage Obligations – 0.9%

PRIVATE SPONSOR – 0.9%
Citigroup Mortgage Loan Trust Series 2010-4, Class 4A5 5.00% 10/25/35 (a)	3,086	3,086
CSMC Trust Series 2017-PFHP, Class D 1 Month U.S. LIBOR + 2.250% 4.169% 12/15/30 (a)(b)(c)	809,000	811,026
GAHR Commericial Mortgage Trust Series 2015-NRF, Class BFX 3.382% 12/15/34 (a)(b)	1,050,000	1,050,618
GAHR Commericial Mortgage Trust Series 2015-NRF, Class DFX 3.382% 12/15/34 (a)(b)	1,283,000	1,276,744
MSCG Trust Series 2016-SNR, Class A 3.348% 11/15/34 (a)(b)	205,000	199,896
MSCG Trust Series 2016-SNR, Class B 4.181% 11/15/34 (a)	72,000	70,832
MSCG Trust Series 2016-SNR, Class C 5.205% 11/15/34 (a)	51,000	50,744

TOTAL PRIVATE SPONSOR		3,462,946

U.S. GOVERNMENT AGENCY – 0.0%
Ginnie Mae Series 2015-H21, Class JA 2.50% 6/20/65 (e)	88,337	87,948

TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $3,602,778)		3,550,894

11	Quarterly Report

Investments (Unaudited) – continued

Municipal Securities – 0.9%
	Principal Amount	Value
Chicago Gen. Oblig. (Taxable Proj.) Series 2011-C1, 7.781% 1/1/35	$90,000	$103,475
Illinois Gen. Oblig. Series 2003:
4.35% 6/1/18	14,000	14,000
4.95% 6/1/23	960,000	987,523
5.10% 6/1/33	1,670,000	1,607,408
Illinois Gen. Oblig. Series 2011 5.877% 3/1/19	30,000	30,584
State of California:
7.30% 10/1/39	450,000	640,521
7.50% 4/1/34	100,000	140,640

TOTAL MUNICIPAL SECURITIES (Cost $3,549,757)		3,524,151

Foreign Government and Government Agency Obligations – 0.8%
Argentine Republic Government International Bond 5.875% 1/11/28	1,282,000	1,118,545
Brazilian Government International Bond 4.625% 1/13/28	1,028,000	948,844
Dominican Republic International Bond 5.950% 1/25/27 (a)	400,000	402,000
Dominican Republic International Bond (Reg. S) 5.500% 1/27/25	400,000	398,096

TOTAL FOREIGN GOVERNMENT AND GOVERNMENT AGENCY OBLIGATIONS (Cost $3,128,201)		2,867,485

Money Market Funds – 4.7%
	Shares
Fidelity Cash Central Fund, 1.76% (f) (Cost $17,635,189)	17,632,484	17,636,011

TOTAL INVESTMENT PORTFOLIO – 102.0% (Cost $391,527,430)		383,209,955

NET OTHER ASSETS (LIABILITIES) – (2.0%)		(7,426,430)

NET ASSETS – 100.0%		$375,783,525

TBA Sale Commitments
	Principal Amount	Value
Fannie Mae
4.00% 6/13/48	$(547,000)	$(558,830)

TOTAL TBA SALE COMMITMENTS (Proceeds $558,709)		(558,830)

Legend

(a)	Security is exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $30,690,266 or 8.2% of net assets.

(b)	Coupon rates for floating and adjustable rate securities reflect the rates in effect at period end.

(c)	Coupon is indexed to a floating interest rate which may be multiplied by a specified factor and/or subject to caps or floors.

(d)	Security or a portion of the security purchased on a delayed delivery or when-issued basis.

(e)	Represents an investment in an underlying pool of reverse mortgages which typically do not require regular principal and interest payments as repayment is deferred until a maturity event.

(f)	Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund’s holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund’s financial statements are available on the SEC’s website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$173,805

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Quarterly Report	12

Investment Valuation

The following is a summary of the inputs used, as of May 31, 2018, involving the Fund’s assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used in the table below, please refer to the Investment Valuation section at the end of this listing.

Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Treasury Obligations	$161,204,309	$—	$161,204,309	$—
Corporate Bonds	122,935,829	—	122,935,829	—
U.S Government Agency - Mortgage Securities	67,912,870	—	67,912,870	—
Asset-Backed Securities	3,578,406	—	3,578,406	—
Collateralized Mortgage Obligations	3,550,894	—	3,550,894	—
Municipal Securities	3,524,151	—	3,524,151	—
Foreign Government and Government Agency Obligations	2,867,485	—	2,867,485	—
Money Market Funds	17,636,011	17,636,011	—	—

Total Investments in Securities:	$383,209,955	$17,636,011	$365,573,944	$—

Other Financial Instruments:
TBA Sale Commitments	$(558,830)	$—	$(558,830)	$—

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund’s investments to the Fair Value Committee (the Committee) established by the Fund’s investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee’s activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund’s investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 – quoted prices in active markets for identical investments: Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 – unobservable inputs (including the Fund’s own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund’s investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Corporate bonds, foreign government and government agency obligations, municipal securities and U.S government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Asset backed securities, collateralized mortgage obligations and U.S. government agency mortgage securities are valued by pricing vendors who utilize matrix pricing which considers prepayment speed assumptions, attributes of the collateral, yield or price of bonds of comparable quality, coupon, maturity and type of by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in open-end mutual funds, including Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Credit Risk

The Fund may invest a portion of its assets in structured securities of issuers backed by residential mortgage loans, credit card receivables and automotive loans. The value and related income of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults.

For additional information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

13	Quarterly Report

The fund’s schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund’s shareholders. For more information regarding the fund and its holdings, please see the fund’s most recent prospectus and semiannual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report	14

Item 2.	Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Merrimack Street Trust’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 3.	Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Merrimack Street Trust

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	July 27, 2018

By:	/s/ Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	July 27, 2018